Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash and cash equivalents
Cash at bank and in hand	€ 1,947		€ 2,434
Repurchase agreements and bank deposits	2,202		2,196
Money market funds	9,135		9,007
Cash and cash equivalents as presented in the statement of financial position	13,284	€ 13,637	13,637
Bank overdrafts	(269)		(32)
Cash and cash equivalents held for sale	273
Cash and cash equivalents as presented in the statement of cash flows	13,288		13,605	€ 5,394	€ 9,302
Restricted cash and cash equivalents	€ 1,460		€ 1,381